Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Trade and other receivables

11.    Trade and other receivables

Other receivables consist of the following:

	Note	December 31, 2023	December 31, 2022
		$	$
VAT/GST receivables		513,334	2,827,070
Other receivables		696,968	158,231
Receivables from affiliated entities	22	1,433,243	959,935
Prepayments		1,768,923	560,946
Related party receivables	22	75,000	655,683
Prepaid mining license		842,989	843,342
		5,330,457	6,005,207

Receivables from affiliated entities

Relate to short term services and payments on behalf of affiliated entities disclosed in Note 22. Trade receivables arising from revenue activities are included as part of receivables from affiliated entities. Credit terms are 30 days from the start of the period being charged.

VAT/GST receivables

Short term and receivable within twelve months following applicable VAT refund application in the local tax jurisdiction.

Lifezone has VAT receivables with Tanzanian, United Kingdom, and Australian tax authorities amounting to $5,131,245 of which $4,617,911 relates to TNCL as of December 31, 2023.

VAT refunds were submitted and acknowledged by the Tanzania Revenue Authority (TRA) as of December 31, 2023, totaling $2,543,783 (TZS 6,375,406,063). On November 30, 2023, the TRA informed Lifezone’s Tanzanian subsidiary TNCL of its decision to reject the application for VAT refunds for the period covering August 1, 2021 — July 31, 2023, amounting to $1,939,879 (TZS 4,861,636,353). In accordance with prudent financial management practices, the company has made a provision for the whole Tanzanian VAT receivable amounting to $4,617,911 as at December 31, 2023. The argument of the TRA is that TNCL accumulated VAT credits because Lifezone did not produce any taxable supplies during the period. TNCL has defended its submission and outlined that economic activities exist even when a company invests to lay the foundation for later supply goods or services. In our opinion, the lack of profit in a period does not mean that there is absence of an economic activity as defined in local tax laws. The provision in relation to the VAT refund reflects a situation where the company is forced to write off its VAT receivable if the dispute is resolved unfavorably. Lifezone will continue to monitor the situation closely, is lobbying the government of Tanzania as the rejection to claim VAT refund would make the investment in the Kabanga Nickel Project significantly more expensive and will adjust the provision to reflect the most accurate estimate of the potential outcome going forward.

Prepayments

Includes D&O annual insurance premium, in addition to a 6-year run out cover taken out as part of the BCA transaction. D&O insurance taken out in 2023 amounted to $1,670,234 (2022: $24,435) which was required to cover the risk of potential compensation claims against business’ directors for alleged wrongful acts such as breach of trust, breach of duty, neglect, etc. As of December 31, 2023, prepaid D&O insurance amounted to $835,117.

Prepayments include a $400,000 non-refundable deposit paid on September 12, 2022, in relation to a non-binding term sheet between Lifezone Limited and Harmony Minerals Limited and Dutwa Minerals Limited for the acquisition of all the tangible assets and all registered and unregistered IP relating to the Dutwa Nickel Project (excluding the Ngasamo deposit in the Dutwa Nickel Project area). The Dutwa Nickel Project hosts a laterite nickel deposit located in northern Tanzania. It is envisioned that excess sulfuric acid generated by future processing of Kabanga mineralization could be used in processing the laterite mineralization at Dutwa, providing potential synergies between both operations. On April 27, 2023, the term sheet was amended, and exclusivity expired on July 27, 2023.

There can be no assurance that the Dutwa acquisition will be completed, as negotiations are ongoing, closing being subject to the parties entering into definitive documentation and the fulfilment of various conditions. Under negotiation is among other things the consideration to be paid in cash for the Dutwa Nickel Project, which Lifezone aims to adjust considering, amongst other matters, changes in the Nickel market environment. As at the date of these audited consolidated financial statements discussions between the Government of Tanzania and the sellers of the Dutwa Project were believed to be ongoing.

TNCL is required to pay an annual fee to maintain its mining license with the Tanzanian Mining Commission. The prepaid portion of the fee was $842,989 as of December 31, 2023 (2022: $843,342).

The remaining $534,704 prepayment balance relates to general prepayments across the business.

All other receivables are short term in nature.